Pension Plans (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
Components of net periodic pension cost (benefit)

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904